Revenue and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of revenue and expenses by nature

	2023	2022
	$	$
Revenue
Merchant transaction and processing services revenue	1,177,881	835,093
Other revenue	8,892	8,230
Interest revenue	3,120	—
	1,189,893	843,323

Cost of revenue
Processing cost	218,063	166,995
Cost of goods sold	4,843	4,430
	222,906	171,425

Selling, general and administrative expenses
Commissions	221,720	113,287
Employee compensation	204,479	155,359
Share-based payments	134,609	139,103
Depreciation and amortization	136,423	101,492
Professional fees	56,079	32,387
Transaction losses (recovery)	7,928	(143)
Contingent consideration adjustment	—	(992)
Other	88,852	50,473
	850,090	590,966